RELATED PARTY TRANSACTIONS - Narrative (FY) (Details)					1 Months Ended	3 Months Ended	9 Months Ended			12 Months Ended		18 Months Ended
	Feb. 01, 2021	Aug. 28, 2020 USD ($)	Jul. 31, 2020 USD ($)	Mar. 02, 2020 USD ($) property	Jul. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) property loan notesPayable shares	Sep. 30, 2019 USD ($)	Apr. 23, 2020 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Payments to independent member of Company's board of directors for services rendered					$ 31,250
Payable										$ 0	$ 630,820
Repayments of related party debt										0	107,500
Amount paid for related party transactions										0
Related party receivable										$ 0	$ 2,332
Property management fees percentage										1.50%
Number of real estate properties under property management services | property											10
Leasing commissions and fees, percentage of rents										6.00%
Leasing commission fee, renewal rate										3.00%
Limitation as of average invested assets (as a percent)												2.00%
Limitation as of net income (as a percent)												25.00%
Hosting services agreement term											3 years
Hosting services agreement term, renewal period											1 year
Hosting services agreement term, termination notice period											90 days
Leasing Commission Fees
Related Party Transaction [Line Items]
Amount paid for related party transactions											$ 0
Waiver of asset management fees
Related Party Transaction [Line Items]
Related party transaction fees											0
Monthly asset management fees waive percentage										0.025%
Financing coordination fees
Related Party Transaction [Line Items]
Payable											0
Amount paid for related party transactions											107,500
Related party receivable											$ 0
Number of loans related to financing coordination fees | loan											2
Property Selling Fee
Related Party Transaction [Line Items]
Related party transaction fees, percentage										3.00%
Due from TIC
Related Party Transaction [Line Items]
Payable											$ 0
Amount paid for related party transactions											0
Related party receivable											954
Reimbursable organizational and offering expenses
Related Party Transaction [Line Items]
Payable											0
Amount paid for related party transactions											1,206,881
Related party receivable											0
Accrual organization and offering cost									$ 5,429,105			$ 5,429,105
Due from BRIX REIT
Related Party Transaction [Line Items]
Payable											0
Amount paid for related party transactions										$ 0	0
Related party receivable											1,378
Sponsor reimbursement
Related Party Transaction [Line Items]
Related party transaction fees									373,252
Acquisition fees
Related Party Transaction [Line Items]
Related party transaction fees, percentage										3.00%
Amount paid for related party transactions											746,459
Asset Management Fees
Related Party Transaction [Line Items]
Payable											0
Related party transaction fees, percentage										0.10%
Amount paid for related party transactions											2,777,021
Related party receivable											0
Disposition Fees
Related Party Transaction [Line Items]
Related party transaction fees, percentage										6.00%
Amount paid for related party transactions											0
Subordinated participation fees
Related Party Transaction [Line Items]
Payable														$ 839,050
Reimbursable operating expense
Related Party Transaction [Line Items]
Payable											0
Amount paid for related party transactions											528,000
Related party receivable											0
Advisor fees
Related Party Transaction [Line Items]
Related party transaction fees, percentage										0.10%
Amount paid for related party transactions										$ 263,971
Asset management fees due from BRIX REIT, Inc.
Related Party Transaction [Line Items]
Related party receivable											285,818
Maximum | Acquisition fees
Related Party Transaction [Line Items]
Related party transaction fees, percentage										6.00%
Sponsor
Related Party Transaction [Line Items]
Employment related legal fees									$ 40,915
Sponsor | Reimbursable organizational and offering expenses
Related Party Transaction [Line Items]
Gross offering proceeds, percentage									3.00%
Advisor
Related Party Transaction [Line Items]
Financing coordination fees percentage										1.00%
Subordinated participation fees percentage										30.00%
Board of Directors Chairman | Secured Notes Payable
Related Party Transaction [Line Items]
Payable											$ 630,820
Related party transaction fees, percentage										10.00%
Related party transaction, number of notes payable | notesPayable											2
Balloon payment due at maturity													$ 437,862
Board of Directors Chairman | Secured Notes Payable, Note One
Related Party Transaction [Line Items]
Balloon payment due at maturity													218,931
Board of Directors Chairman | Secured Notes Payable, Note Two
Related Party Transaction [Line Items]
Balloon payment due at maturity													$ 218,931
Santa Clara | Advisor fees
Related Party Transaction [Line Items]
Amount paid for related party transactions						$ 47,984		$ 95,967		$ 191,933	$ 191,933
Wirta Trust | Board of Directors Chairman
Related Party Transaction [Line Items]
Notes payable, related party				$ 4,000,000
Number of real estate properties under mortgages | property				2
Related party transaction fees, percentage				8.00%
Wirta Trust | Board of Directors Chairman | Chevron Gas Station, San Jose
Related Party Transaction [Line Items]
Repayments of related party debt			$ 2,000,000
Wirta Trust | Board of Directors Chairman | Chevron Gas Station, Roseville
Related Party Transaction [Line Items]
Repayments of related party debt		$ 2,000,000
Subsequent Event
Related Party Transaction [Line Items]
Reverse stock split, conversion ratio	0.3333
Class C
Related Party Transaction [Line Items]
Common stock issued to board of directors (in shares) | shares					4,821
Reverse stock split, conversion ratio							1				1
Director
Related Party Transaction [Line Items]
Payments to independent member of Company's board of directors for services rendered										407,083	$ 372,500
Payable						$ 101,250	$ 101,250			21,250	57,500
Amount paid in cash to board of directors										50,000	0
Director | Class C
Related Party Transaction [Line Items]
Value of stock issued to board of directors										$ 357,083	$ 315,000
Common stock issued to board of directors (in shares) | shares										16,786	10,335